united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 6/30/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Absolute Capital Asset Allocator Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019
Shares		Value
	EXCHANGE TRADED FUNDS - 96.5%
	DEBT FUNDS - 36.9%
7,600	iShares 20+ Year Treasury Bond ETF	$1,009,356
10,400	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,293,448
34,900	iShares Short-Term Corporate Bond ETF	1,865,056
13,200	Janus Henderson Short Duration Income ETF	658,944
31,200	VanEck Vectors Fallen Angel High Yield Bond ETF	914,160
		5,740,964
	EQUITY FUNDS - 59.6%
8,600	Consumer Staples Select Sector SPDR Fund	499,402
8,300	Invesco QQQ Trust Series 1	1,549,942
13,300	iShares Core MSCI Emerging Markets ETF	684,152
9,300	iShares MSCI EAFE ETF	611,289
4,400	iShares Russell Mid-Cap Growth ETF	627,396
12,300	Schwab US Dividend Equity ETF	652,761
12,900	Vanguard Dividend Appreciation ETF	1,485,564
5,700	Vanguard Real Estate ETF	498,180
4,200	Vanguard S&P 500 ETF	1,130,430
6,900	Vanguard Utilities ETF	917,217
22,600	Xtrackers Harvest CSI 300 China A-Shares ETF	636,416
		9,292,749

	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,667,282)	15,033,713

	TOTAL INVESTMENTS - 96.5% (Cost - $14,667,282)	$15,033,713
	OTHER ASSETS LESS LIABILITIES - 3.5%	548,433
	NET ASSETS - 100.0%	$15,582,146

ETF	Exchange Traded Fund

Absolute Capital Defender Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019
Shares		Value
	EXCHANGE TRADED FUNDS - 95.3%
	DEBT FUNDS - 39.2%
7,800	iShares 20+ Year Treasury Bond ETF	$1,035,918
10,100	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,256,137
38,400	iShares Short-Term Corporate Bond ETF	2,052,096
9,000	Janus Henderson Short Duration Income ETF	449,280
29,700	VanEck Vectors Fallen Angel High Yield Bond ETF	870,210
		5,663,641
	EQUITY FUNDS - 56.1%
7,800	Consumer Staples Select Sector SPDR Fund	452,946
7,400	Invesco QQQ Trust Series 1	1,381,876
13,100	iShares Core MSCI Emerging Markets ETF	673,864
9,300	iShares MSCI EAFE ETF	611,289
3,000	iShares Russell Mid-Cap Growth ETF	427,770
8,900	Schwab US Dividend Equity ETF	472,323
10,700	Vanguard Dividend Appreciation ETF	1,232,212
5,100	Vanguard Real Estate ETF	445,740
3,400	Vanguard S&P 500 ETF	915,110
7,000	Vanguard Utilities ETF	930,510
20,200	Xtrackers Harvest CSI 300 China A-Shares ETF	568,832
		8,112,472

	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,442,208)	13,776,113

	TOTAL INVESTMENTS - 95.3% (Cost - $13,442,208)	$13,776,113
	OTHER ASSETS LESS LIABILITIES - 4.7%	680,976
	NET ASSETS - 100.0%	$14,457,089

ETF	Exchange Traded Fund

Absolute Capital Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”).  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interest in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Funds’ assets and liabilities measured at fair value:

Absolute Capital Asset Allocator Fund
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$15,033,713	$-	$-	$15,033,713
Total Investments	$15,033,713	$-	$-	$15,033,713

Absolute Capital Defender Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$13,776,113	$-	$-	$13,776,113
Total Investments	$13,776,113	$-	$-	$13,776,113

* Refer to the Portfolio of Investment for classification.
The Fund's did not hold any Level 3 securities during the period.

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Absolute Capital Asset Allocator Fund	$14,667,282	$412,687	$(46,256)	$366,431
Absolute Capital Defender Fund	13,442,208	381,100	(47,195)	333,905

Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) – Each Fund may invest in ETFs and ETNs. ETFs and ETNs are a type of index fund bought and sold on a securities exchange. Both an ETF and an ETN trade like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF and ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF and ETN could result in it being more volatile. Additionally, ETFs and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 08/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 08/28/2019

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 08/28/2019